Intangible Assets, Net - Exclusive of Goodwill (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying amount	$ 2,535,576	$ 2,472,990	$ 2,033,511
Intangible assets, exclusive of goodwill, gross	2,717,189	2,654,603
Finite-lived intangible assets, accumulated amortization	(979,212)	(939,902)	(823,743)
Intangible assets, accumulated impairment loss		(40,784)	(40,784)
Net Carrying Amount, Finite-Lived Intangible Assets	1,515,580	1,492,304	1,168,984
Net Carrying Amount, Intangible Assets	1,697,193	1,673,917	1,350,597
Solid Waste Collection and Transportation Permits [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets, gross carrying amount		181,613	181,613
Net Carrying Amount, Indefinite-Lived Intangible Assets	181,613	181,613	181,613
Long-term Franchise Agreements and Contracts [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying amount	975,058	916,582	724,128
Finite-lived intangible assets, accumulated amortization	(312,988)	(297,382)	(278,827)
Net Carrying Amount, Finite-Lived Intangible Assets	662,070	619,200	445,301
Customer Lists [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying amount	778,352	776,719	711,047
Finite-lived intangible assets, accumulated amortization	(545,232)	(527,425)	(450,109)
Net Carrying Amount, Finite-Lived Intangible Assets	233,120	249,294	260,938
Permits and Other [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying amount	782,166	779,689	598,336
Finite-lived intangible assets, accumulated amortization	(120,992)	(115,095)	(94,807)
Intangible assets, accumulated impairment loss		(40,784)	(40,784)
Net Carrying Amount, Finite-Lived Intangible Assets	$ 620,390	$ 623,810	$ 462,745